Remuneration of auditors (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of remuneration of auditors
During the financial year the following fees were paid or payable for services provided by BDO Audit Pty Ltd, the auditor of the Company:

	2023 A$’000	2022 A$’000	2021 A$’000
Audit services – BDO Audit Pty Ltd
Audit or review of the financial statements	292	—	—
Other services BDO Audit Pty Ltd
Comfort letter – ATM	18	—	—

	310	—	—

Audit services – Grant Thornton Audit Pty Ltd
Audit or review of the financial statements	—	155	151
Other services - Grant Thornton Audit Pty Ltd
Comfort letter – ATM	—	26	—

	—	181	151